Jul. 31, 2017

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Investors Cash Trust – Deutsche Treasury Portfolio

The following changes are effective on or about August 1, 2018:

The following information replaces the existing similar disclosure contained under "Main investments" in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and the "FUND DETAILS" section of the fund's prospectuses:

The fund pursues its objective by investing exclusively in short-term US Treasury securities and in repurchase agreements backed by these securities. The timely payment of principal and interest on US Treasury securities is guaranteed by the full faith and credit of the US government.

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of the fund's prospectuses:

Repurchase agreement risk. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.